Annual Fund Operating Expenses	Oct. 31, 2025
AllianzIM U.S. Equity Buffer15 ETF | AllianzIM U.S. Equity Buffer15 ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.64%
AllianzIM U.S. Equity Buffer100 Protection ETF | AllianzIM U.S. Equity Buffer100 Protection ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.64%

[1]	Other Expenses are estimated for the current fiscal year.
[2]	Other Expenses are estimated for the current fiscal year.